Statement of Other Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Incom
Net income	$ 4,482	$ 4,935	$ 4,057
Other comprehensive income (loss)
Net unrealized securities gains, net of tax	27	231	(135)
Net unrealized derivative (losses) gains, net of tax	1	6	21
Foreign currency translation adjustments, net of tax	(72)	(179)	219
Pension and other postretirement benefit losses	(7)	(17)	5
Other comprehensive income (loss)	(51)	41	110
Comprehensive income	$ 4,431	$ 4,976	$ 4,167